STOCKHOLDERS’ DEFICIT AND MEZZANINE EQUITY	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS' DEFICIT AND MEZZANINE EQUITY	STOCKHOLDERS’ DEFICIT AND MEZZANINE EQUITY
Common Stock — As of December 31, 2021 and 2020, the Company was authorized to issue 600,000,000 shares of its common stock, $0.0001 par value and 66,486,210 shares of common stock, $0.0001 par value, respectively. As of December 31, 2021 and 2020, there was 66,647,242 and 9,392,361 common shares outstanding, respectively. Each share of common stock has the right to one vote per share.
Preferred Stock — As of December 31, 2021 and 2020, the Company was authorized to issue 60,000,000 shares of its preferred stock, $0.0001 par value and 41,387,260 shares of preferred stock, $0.0001 par value, respectively. In conjunction with the consummation of the Business Combination, all of the Company's preferred stock outstanding converted into 41,289,869 shares of common stock. As of December 31, 2021, the Company had no preferred stock outstanding.
As of December 31, 2020, preferred stock consisted of the following:

	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Carrying Value (1)	Liquidation Preference
Series A-1	4,168,647	4,168,647	$1.56	$6,490,026	$6,489,982
Series A-2	1,893,035	1,893,035	0.58	1,090,840	1,090,820
Series A-3	541,863	541,863	0.83	442,374	442,367
Series B-1	4,870,769	4,870,769	4.72	22,984,122	22,984,071
Series B-2	533,930	533,930	3.78	2,015,647	2,015,641
Series C-1	10,085,422	10,001,485	11.46	114,562,977	114,587,113
Series C-2	982,272	982,272	9.18	9,003,134	9,003,124
Series C-3	1,607,161	559,764	11.46	7,066,283	6,412,106
Series D-1	8,894,451	8,894,451	11.51	97,926,084	102,340,201
Series D-2	2,094,931	2,094,931	10.37	21,694,134	21,694,112
Series E-1	4,020,556	4,020,556	7.47	33,707,750	30,000,000
Series E-2	1,694,223	1,694,223	4.86	8,217,388	8,217,284
	41,387,260	40,255,926		$325,200,758
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(1)Amounts are net of issuance costs and changes in the redemption value of the Series C-3 preferred stock.
Series C-3 Preferred Stock — The Company recorded all shares of preferred stock at their respective fair values less issuance costs on the dates of issuance. The preferred stock was recorded outside of stockholders’ equity (deficit) because, in the event of certain deemed liquidation events, which are events that are not considered solely within the Company’s control, such as a merger, acquisition or sale of all or substantially all of the Company’s assets, the preferred stock would become redeemable. Further, in the case of the C-3 preferred stock exclusively, in the event that all holders of other preferred stock convert into common stock, the holders of the C-3 preferred stock would either be convertible into common stock or cash at the holder’s election, which unlike all other classes of preferred stock, would be deemed probable of becoming redeemable. The redemption value of the C-3 preferred stock was equal to the fair value of the common stock, which the C-3 preferred stock would convert into on the date of redemption.
When the preferred stock was considered either currently redeemable or probable of becoming redeemable, the Company had selected a policy of making the determination that the redemption value is equal to the fair value of the preferred stock. As the Series C-3 preferred stock was considered probable of becoming redeemable, the Company had remeasured the value of these shares as of each reporting period date. When preferred stock was not considered either currently redeemable or probable of becoming redeemable, the Company did not remeasure these shares until which point the contingency is probable of occurring.
The significant terms of each series of the preferred stock were as follows:
i.Dividends — The Company may not declare, pay or set aside dividends on its common stock (other than dividends on shares of common stock payable in shares of common stock) unless (in addition to obtaining any consents required) the holders of preferred stock first receive, or simultaneously receive, a dividend at a rate of 6% of the original issue price per share, as adjusted for stock dividends, stock splits, combinations, or other recapitalization. The Board of Directors of the Company was under no obligation to declare dividends, and no rights accrue to the holders of the preferred stock if dividends are not declared or paid in any calendar year, and any dividends paid are non-cumulative. If the Company declared, paid or set aside, on the same date, a dividend on shares of more than one class or series of capital stock of the Company, the dividend payable to the holders of preferred stock would have been calculated based on the dividend on the class or series of capital stock that would result in the largest dividend amount on the preferred stock. No dividends have been declared or paid as of December 31, 2020.
ii.Liquidation Preference — Upon Liquidation (defined below), the holders of preferred stock were entitled to be paid out of the assets of the Company that are available for distribution to its stockholders, before any payment was made to the holders of common stock , an amount per share equal to the greater of (1) the original issue price, plus any declared and unpaid dividends, or (2) such amount per share as would have been payable had all shares of preferred stock been converted into common stock immediately prior to Liquidation. If upon such Liquidation, the assets of the Company available for distribution to its stockholders were insufficient to pay the holders of shares of preferred stock the full amount to which they are entitled, the holders of shares of preferred stock would have shared ratably in the distribution of assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares of preferred stock were paid in full. After the payment of all preferential amounts required to be paid to the holders of shares of preferred stock, the remaining assets of the Company available for distribution to its stockholders would have been distributed pro rata among the holders of shares of common stock.
“Liquidation” is defined as “any voluntary or involuntary liquidation, dissolution, or winding up of the Company, or a Deemed Liquidation Event.” A “Deemed Liquidation Event” is defined to include (1) a merger or consolidation involving the Company (other than one for which the holders of voting securities of the Company continue to maintain a majority of voting power after the transaction), and (2) a sale, lease, transfer, exclusive license or other disposition, of all or substantially all of the assets of the Company. A merger or consolidation of the Company would include a change in control for less than 100% of the equity of the Company.
iii.Conversion — Each share of preferred stock (other than shares of Series C-3 preferred stock) was convertible at any time at the option of the holder to common stock at a rate determined by dividing the original issuance price for such series of preferred stock by the conversion price for such series of preferred stock. The “conversion price” is defined as the original issuance price of the preferred stock and is adjusted for stock splits and other subdivisions of common stock, reorganizations, and other dilutive issuances, excluding the issuance of common stock pursuant to the Company’s 2013 stock incentive plan, warrants outstanding at the time of issuance of the preferred stock, and various other exclusions. Each share of preferred stock would be automatically converted into shares of common stock at the then effective conversion price upon the affirmative vote of an investor majority or upon an initial public offering (“IPO”) resulting in at least $50.0 million of gross proceeds.
iv.Redemption — Although the Series C-3 preferred stock did not have the conversion feature noted above, if all other holders of preferred stock elect to convert their shares pursuant to this conversion feature, the Series C-3 preferred stockholder would have the option to redeem these shares for cash or common stock based on the fair value of the Series C-3 preferred stock, which would have been made at the shareholder’s election.
v.Voting Rights — The holders of preferred stock and common stock voted together as a single class with the holders of preferred stock voting on an as-converted basis. The preferred stock also contained certain protective provisions whereby holders of the preferred stock voted on a class basis.
vi.Board — The Board of Directors shall have eight members. The holders of the Series B had the right to select one director, the holders of Series C, with the exception of the holders of Series C-3, had the right to select one director, holders of the Series D-1 had the right to select two directors, and the holders of record of the shares of common stock were entitled to elect four directors.
vii.Protective Provisions — At any time when shares of preferred stock were outstanding, the Company did not, either directly or indirectly by amendment, merger, consolidation or otherwise, do any of the following without the written consent or affirmative vote of the holders of at least a majority of the then outstanding shares of preferred stock, consenting or voting together as a single class on an as-converted basis:
i.Create any additional class or series of capital stock or security convertible into or exercisable into any additional class or series of capital stock, unless the same ranks junior to the Series A, Series B, Series C, Series D, and Series E preferred stock.
ii.Amend the Certificate of Incorporation or By-laws in a manner that is adverse to the preferred stock.
iii.Repurchase the Company’s capital stock (except for the repurchase of shares of stock held by employees, consultants, directors, or advisors upon termination of the employment or services).
iv.Increase or decrease the authorized directors.
v.Liquidate, dissolve or wind-up the business and affairs of the Corporation.
vi.Acquire all or a controlling interest in another entity.
vii.Pay or declare dividends on any shares of capital stock (other than a dividend on the then outstanding shares of common stock payable solely in shares of common stock).